Accounts receivable (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Accounts receivable
Accounts receivable - non-related parties	$ 49,025,075	$ 45,083,689
Allowance for doubtful accounts	(5,617,956)	(5,731,281)
Accounts Receivable, Net	$ 43,407,119	$ 39,352,408